Assets Held for Sale (Details) - Schedule of Assets Held for Sale - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Assets Held for Sale (Details) - Schedule of Assets Held for Sale [Line Items]
Total assets held for sale	$ 656,885	$ 923,176	$ 4,298,419
Vehicles [Member]
Assets Held for Sale (Details) - Schedule of Assets Held for Sale [Line Items]
Total assets held for sale	$ 656,885	$ 923,176	$ 4,298,419